FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-141093

GABELLI SRI GREEN FUND, INC. (the “Fund”)

Supplement dated April 19, 2013, to the Fund’s Prospectuses for Class A Shares,

Class C Shares, Class I Share, and for Class AAA Shares, each dated July 27, 2012

Effective April 17, 2013, all references in the Prospectus to Gabelli SRI Green Fund, Inc. should be replaced with Gabelli SRI Fund, Inc.

In addition, the below changes should be noted, effective April 19, 2013.

The first sentence in the first paragraph in the sub-section “Principal Investment Strategies” in the “Summary of the Fund” section of the Prospectus should be replaced with the following:

“The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.”

The third paragraph entitled “Sustainability Criteria” in the sub-section “Principal Investment Strategies” in the “Summary of the Fund” section in the Prospectus should be deleted in its entirety.

In the “Principal Risks” sub-section in the “Summary of the Fund” section in the Prospectus, “Socially Responsible/Sustainability Investment Risk” should be deleted in its entirety and replaced with the following:

“Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so.”

The second paragraph in the “Investment Objective, Investment Strategies, and Related Risks” section in the Prospectus should be replaced with the following:

“The Fund seeks to achieve its objective by investing substantially all, and in any case no less than, 80% of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment.”

The sixth paragraph in the “Investment Objective, Investment Strategies, and Related Risks” section in the Prospectus should be deleted in its entirety.

FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 333-141093

“Socially Responsible/Sustainability Investment Risk” in the “Investment Objective, Investment Strategies, and Related Risks” section in the Prospectus should be deleted in its entirety and replaced with the following:

“Socially Responsible Investment Risk. Because the Fund invests substantially all of its assets in the securities of companies that meet its socially responsible criteria, it may forego opportunities to buy certain securities when it may otherwise be advantageous for it to do so, or may sell securities when it might otherwise by disadvantageous for it to do so.”

Please retain this Supplement with your Prospectus for reference.

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